STOCK OPTIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) yr
Statement [Line Items]
Description of limits for stock options	Based on the Company’s stock option plan, most recently approved by the Company’s shareholders at the annual general meeting held on June 24, 2015, Western may issue stock options for the purchase of up to 10% of issued capital.
Description of vesting requirements for share-based payment arrangement	Stock options vest over a two year period from the date of grant unless otherwise determined by the directors.
Description of maximum term of options granted for share-based payment arrangement	The maximum stock option term is 10 years
Maximum stock options authorized	5,382,058
Number of share options exercisable in share-based payment arrangement	3,249,992
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 0.70
Weighted average remaining contractual life of exercisable share options (years) | yr	1.76